Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated subsidiaries information
Schedule of information about non-controlling interests

	2020		2019
Capital stock	Ps.	1,102,334	Ps.	1,155,998
Additional paid-in capital		2,986,360		3,001,681
Legal reserve		216,071		164,832
Retained earnings from prior years (1) (2) (3)		8,483,413		8,930,063
Net income for the year		1,553,166		1,480,674
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		166,275		148,318
Remeasurement of post-employment benefit obligations on defined benefit plans		(10,595)		(7,799)
	Ps.	14,497,024	Ps.	14,873,767

(1)

In 2020, 2019 and 2018, the holding companies of the Sky segment paid a dividend to its equity owners in the aggregate amount of Ps.2,750,000, Ps.3,800,000 and Ps.3,000,000, respectively, of which Ps.1,134,808, Ps.1,570,659 and Ps.1,240,002, respectively, were paid to its non-controlling interests.

(2)	In 2020, the stockholders of Pantelion approved the payment of a dividend in the amount of Ps.394,269, of which Ps.193,192, were for its non-controlling interests.
(3)

In 2020, the stockholders of Radiopolis approved the payment of a dividend in the amount of Ps. 656,346, of which Ps. 325,173, were for its non-controlling interests, and of which only Ps.285,669 were paid.

Empresas Cablevision And Sky
Consolidated subsidiaries information
Schedule of consolidated assets and liabilities of subsidiaries

	Empresas Cablevisión				Sky
	2020		2019		2020		2019
Assets:
Current assets	Ps.	6,046,592	Ps.	5,035,670	Ps.	6,632,763	Ps.	9,891,514
Non-current assets		22,499,913		19,371,687		18,515,500		17,930,006
Total assets		28,546,505		24,407,357		25,148,263		27,821,520

Liabilities:
Current liabilities		5,267,184		5,565,268		5,182,302		3,586,272
Non-current liabilities		3,943,909		1,326,812		5,967,680		9,319,812
Total liabilities		9,211,093		6,892,080		11,149,982		12,906,084
Net assets	Ps.	19,335,412	Ps.	17,515,277	Ps.	13,998,281	Ps.	14,915,436

Schedule of consolidated net sales, net income and comprehensive income of subsidiaries

	Empresas Cablevisión				Sky
	2020		2019		2020		2019
Net sales	Ps.	15,906,914	Ps.	14,465,512	Ps.	22,134,943	Ps.	21,347,241
Non-income		1,828,000		1,085,880		1,848,374		1,880,607
Total comprehensive income		1,820,135		1,084,162		1,864,408		1,850,735

Schedule of consolidated cash flows of subsidiaries

	Empresas Cablevisión				Sky
	2020		2019		2020		2019
Cash flows from operating activities	Ps.	3,959,679	Ps.	3,756,935	Ps.	8,645,025	Ps.	8,118,541
Cash flows used in investing activities		(5,824,827)		(3,301,043)		(5,547,152)		(4,006,732)
Cash flows from (used in) financing activities		2,104,416		(1,855,636)		(6,392,614)		(5,172,976)
Net increase (decrease) in cash and cash equivalents	Ps.	239,268	Ps.	(1,399,744)	Ps.	(3,294,741)	Ps.	(1,061,167)